Fees Summary	Jul. 16, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 21,482,307.16
Previously Paid Amount
Total Fee Amount	3,288.95
Total Offset Amount
Net Fee	$ 3,288.95